Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Schedule of product sales
	Three months ended March 31,
	2023		2022
Concentrate sales	$		$
Gold		979,197		1,043,929
Silver		16,667		14,128
Total concentrate sales		995,864		1,058,057
Deductions to concentrate sales
Royalties		(41,931)		(44,550)
Upside participation payments		(164,907)		(166,612)
Outside processing		(50,743)		(53,961)
Subtotal – deductions to concentrate sales		(257,581)		(265,123)
Net concentrate sales		738,283		792,934
Net processing income		-		474,188
TOTAL REVENUE		$738,283		$1,267,122

	Year ended December 31,
	2022	2021
Concentrate sales
Gold	$4,495,177	$6,472,006
Silver	58,529	92,876
Total concentrate sales	4,553,706	6,564,882
Deductions to concentrate sales
Royalties	(191,735)	(276,416)
Upside participation payments	(675,887)	(974,489)
Outside processing	(217,231)	(306,884)
Subtotal – deductions to concentrate sales	(1,084,853)	(1,557,789)
Net concentrate sales	3,468,853	5,007,093
Net processing income	1,162,678	2,734,822
TOTAL REVENUE	$4,631,531	$7,741,915